RECEIVABLES (Details 7) (Retail, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item
Retail
Troubled Debt Restructurings
Number of contracts classified as TDRs	660	765
Pre-modification value	$ 17,496	$ 17,472
Post-modification value	15,948	15,278
Number of cases in which the court has determined the concession	411	514
Pre-modification value for cases in which the court has determined the concession	7,138	9,298
Post-modification value for cases in which the court has determined the concession	$ 5,985	$ 7,616